UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                 FORM 24 F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.




1.  Name and address of issuer:     Ameriprime Advisors
                                    1793 Kingswood Drive
                                    Southlake, Texas 76092



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: |_|

     StoneRidge Bond Fund
     StoneRidge Equity Fund
     StoneRidge Small Cap Growth Fund
     Monteagle Fixed Income Fund
     Monteagle Opportunity Growth Fund
     Monteagle Value Fund
     Monteagle Large Cap Fund
     Enhans RT 500 Fund
     Enhans Master Investor Fund




3.   Investment Company Act File Number:      811-09541

     Securities Act File Number:              333-85083


4.(a).  Last day of Fiscal year for which this Form is filed: August 31, 2001


4.(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A-2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c).|_|Check box if this is the last time the issuer will be filing this Form.




5.       Calculation of registration fee:

(i)      Aggregate sale price of securities sold during the
         fiscal year pursuant to section 24(f):                                       $82,599,265.00

(ii)     Aggregate price of securities redeemed or
         repurchased during the fiscal year:                                          $47,655,945.00

(iii)    Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
         to the Commission:                                                           $         0

(iv)     Total available redemption credits [add Items 5(ii) and 5(iii)]:             $47,655,945.00

(v)      Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                                        $34,943,320.00

(vi)     Redemption credits available for use in future years if Item 5(i) is
         less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                   $         0

(vii)    Multiplier for determining registration fee (See Instruction C.9):              x  .00025

(viii)   Registration fee due [multiply Item 5(v) by Item 5(vii)]
         (enter "0" if no fee is due):                                            =   $    8,735.83


6. Prepaid Shares

  If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities ( number of shares or other units) deducted here: 0 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0

7.  Interest due -- If this Form is being filed more than 90 days after the
                    end of the issuer's fiscal year (see Instruction D):           + $         0


8.  Total of the amount of the registration fee due plus interest due
    [line 5(vii) plus line 7]:
                                                                                  =  $        8,735.83

9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: N/A

                            Method of Delivery:

                            |X|     Wire Transfer
                            |_|     Mail or other means





                               SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title)* ___________________________________
                               Rob Chopyak, Treasurer

Date: November. 29, 2001

*Please print the name and title of the signing officer below the signature.